Loans and Borrowings - Summary of Borrowings (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current liabilities
Unsecured bank loans	₺ 13,084,545	₺ 7,779,354
Secured bank loans	271,468	151,543
Lease liabilities	2,012,810	1,521,713
Debt securities issued	12,560,897	6,901,075
Total non-current liabilities	27,929,720	16,353,685
Current liabilities
Unsecured bank loans	6,866,411	4,049,824
Secured bank loans	241,411	144,261
Lease liabilities	893,055	577,173
Debt securities issued	847,536	461,479
Total current liabilities	₺ 8,848,413	₺ 5,232,737